Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Contingencies

(16) Contingencies

Because litigation is inherently unpredictable, assessing contingencies related to litigation is a complex process involving highly subjective judgment about potential outcomes of future events. When evaluating litigation contingencies, the Company may be unable to provide a meaningful estimate due to a number of factors, including the procedural status of the matter in question, the availability of appellate remedies, insurance coverage related to the claim or claims in question, the presence of complex or novel legal theories, and the ongoing discovery and development of information important to the matter. In addition, damage amounts claimed in litigation against the Company may be unsupported, exaggerated, or unrelated to possible outcomes, and as such are not meaningful indicators of the Company’s potential liability or financial exposure. Accordingly, the Company reviews the adequacy of accruals and disclosures each quarter in consultation with legal counsel, and it assesses the probability and range of possible losses associated with contingencies for potential accrual in the condensed consolidated financial statements. However, the ultimate resolution of litigated claims may differ from the Company current estimates.

In the normal course of business, there are various claims in process, matters in litigation, and other contingencies, certain of which are covered by insurance policies. When a loss is probable, we record an accrual based on the reasonably estimable loss or range of loss. We do not record liabilities for reasonably possible loss contingencies but do disclose a range of reasonably possible losses if they are material and we are able to estimate such a range. If we cannot provide a range of reasonably possible losses, we explain the factors that prevent us from determining such a range. Historically, adjustments to our estimates have not been material. While it is not possible to predict the outcome of these suits, legal proceedings, and claims with certainty, management is of the opinion that adequate provision for potential losses associated with these matters has been made in the financial statements and that the ultimate resolution of any one of these matters will not have a material adverse effect on the Company’s financial position and results of operations. A significant increase in the number of these claims, or one or more successful claims resulting in greater liabilities than the Company currently anticipates, could materially and adversely affect the Company’s business, financial condition, results of operations, and cash flows.